UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

AB All Market Alternative Return Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 35.2%
Financials – 6.8%
Banks – 3.5%
Australia & New Zealand Banking Group Ltd.	2,036	$40,057
Bank of America Corp.	2,279	33,023
Barclays PLC	12,988	26,482
BNP Paribas SA	822	40,775
China Construction Bank Corp. - Class H	46,000	30,937
Citigroup, Inc.	868	38,027
Fifth Third Bancorp	2,016	38,264
HSBC Holdings PLC	4,687	30,722
JPMorgan Chase & Co.	827	52,903
KeyCorp	3,393	39,698
Lloyds Banking Group PLC	51,648	36,326
Mitsubishi UFJ Financial Group, Inc.	7,000	35,389
Royal Bank of Canada	713	43,463
Societe Generale SA	1,176	40,094
Standard Chartered PLC	3,981	31,833
UniCredit SpA	12,004	29,449
Wells Fargo & Co.	531	25,472
Zions Bancorporation	982	27,378

		640,292

Capital Markets – 0.5%
Affiliated Managers Group, Inc.(a)	232	34,053
Ameriprise Financial, Inc.	399	38,240
Brookfield Asset Management, Inc. - Class A	757	26,143

		98,436

Consumer Finance – 0.2%
Discover Financial Services	555	31,546

Diversified Financial Services – 0.5%
Berkshire Hathaway, Inc. - Class B(a)	183	26,401
Nasdaq, Inc.	476	33,682
Pargesa Holding SA	392	27,298

		87,381

Insurance – 0.8%
Allstate Corp. (The)	442	30,202
Loews Corp.	770	31,824
Prudential Financial, Inc.	340	25,598
Suncorp Group Ltd.	3,256	33,240
Travelers Cos., Inc. (The)	263	30,566

		151,430

Real Estate Investment Trusts (REITs) – 0.9%
Apartment Investment & Management Co. - Class A	681	31,306
Japan Prime Realty Investment Corp.	12	52,829
Kimco Realty Corp.	1,190	38,199
Realty Income Corp.	433	30,946

		153,280

Real Estate Management & Development – 0.4%
Daito Trust Construction Co., Ltd.	300	50,376

Company	Shares	U.S. $ Value
Wheelock & Co., Ltd.	3,000	$16,087

		66,463

		1,228,828

Consumer Discretionary – 5.1%
Auto Components – 0.1%
BorgWarner, Inc.	766	25,416

Automobiles – 0.8%
Bayerische Motoren Werke AG	233	20,076
Ford Motor Co.	2,290	28,991
Fuji Heavy Industries Ltd.	600	22,923
Guangzhou Automobile Group Co., Ltd. - Class H	18,000	23,155
Peugeot SA(a)	1,989	30,042
Toyota Motor Corp.	300	16,810

		141,997

Distributors – 0.2%
Genuine Parts Co.	327	33,432

Hotels, Restaurants & Leisure – 0.9%
Compass Group PLC	2,727	51,807
Royal Caribbean Cruises Ltd.	553	40,059
Starwood Hotels & Resorts Worldwide, Inc.	328	25,604
Yum! Brands, Inc.	445	39,792

		157,262

Household Durables – 1.1%
Electrolux AB - Class B	1,117	30,262
Leggett & Platt, Inc.	489	25,707
Lennar Corp. - Class A	538	25,178
Newell Brands, Inc.	554	29,063
Sekisui Chemical Co., Ltd.	3,700	53,812
Sony Corp.	1,300	42,675

		206,697

Internet & Catalog Retail – 0.4%
Amazon.com, Inc.(a)	90	68,293

Leisure Products – 0.1%
Yamaha Corp.	700	19,317

Media – 0.9%
CBS Corp. - Class B	468	24,439
Omnicom Group, Inc.	452	37,195
Quebecor, Inc. - Class B	1,274	39,245
RELX NV	1,889	34,039
Scripps Networks Interactive, Inc. - Class A	313	20,677

		155,595

Specialty Retail – 0.6%
Home Depot, Inc. (The)	376	51,978
Industria de Diseno Textil SA	561	19,401
TJX Cos., Inc. (The)	398	32,525

		103,904

		911,913

Company	Shares	U.S. $ Value
Information Technology – 4.9%
Communications Equipment – 0.3%
Cisco Systems, Inc.	1,059	$32,331
Juniper Networks, Inc.	1,092	24,778

		57,109

Internet Software & Services – 0.7%
Alphabet, Inc. - Class A(a)	39	30,862
Alphabet, Inc. - Class C(a)	40	30,752
Facebook, Inc. - Class A(a)	457	56,640

		118,254

IT Services – 0.7%
Atos SE	274	26,859
Fiserv, Inc.(a)	342	37,743
Paychex, Inc.	614	36,398
Western Union Co. (The) - Class W	1,257	25,140

		126,140

Semiconductors & Semiconductor Equipment – 0.7%
Lam Research Corp.	312	28,008
NVIDIA Corp.	1,222	69,776
Texas Instruments, Inc.	444	30,969

		128,753

Software – 2.0%
Activision Blizzard, Inc.	796	31,967
Adobe Systems, Inc.(a)	381	37,285
CA, Inc.	750	25,988
Microsoft Corp.	1,677	95,052
Oracle Corp.	1,071	43,954
Oracle Corp. Japan	600	36,502
Sage Group PLC (The)	3,997	37,689
SAP SE	276	24,156
VMware, Inc. - Class A(a)	405	29,557

		362,150

Technology Hardware, Storage & Peripherals – 0.5%
Apple, Inc.	577	60,129
HP, Inc.	2,336	32,728

		92,857

		885,263

Industrials – 4.7%
Aerospace & Defense – 0.4%
Northrop Grumman Corp.	236	51,125
Raytheon Co.	200	27,906

		79,031

Air Freight & Logistics – 0.2%
United Parcel Service, Inc. - Class B	340	36,754

Airlines – 0.3%
Delta Air Lines, Inc.	848	32,860

Company	Shares	U.S. $ Value
Deutsche Lufthansa AG (REG)	1,585	$18,840

		51,700

Commercial Services & Supplies – 0.2%
Waste Management, Inc.	465	30,746

Construction & Engineering – 0.6%
ACS Actividades de Construccion y Servicios SA	979	28,073
Brookfield Business Partners LP(a)	19	405
Skanska AB - Class B	1,120	23,810
SNC-Lavalin Group, Inc.	758	32,656
Vinci SA	227	17,253

		102,197

Electrical Equipment – 0.4%
ABB Ltd. (REG)(a)	872	18,523
Eaton Corp. PLC	398	25,237
Emerson Electric Co.	595	33,261

		77,021

Industrial Conglomerates – 0.3%
General Electric Co.	1,756	54,682

Machinery – 1.1%
Atlas Copco AB - Class A	970	27,230
Illinois Tool Works, Inc.	281	32,427
Komatsu Ltd.	1,000	19,432
PACCAR, Inc.	584	34,438
Parker-Hannifin Corp.	328	37,454
Schindler Holding AG (REG)	95	18,345
Volvo AB - Class B	3,800	40,492

		209,818

Professional Services – 0.3%
Experian PLC	2,466	48,236

Road & Rail – 0.2%
Union Pacific Corp.	426	39,639

Trading Companies & Distributors – 0.2%
Mitsui & Co., Ltd.	1,800	21,089
WW Grainger, Inc.	91	19,915

		41,004

Transportation Infrastructure – 0.5%
Aena SA(b)	127	18,319
Sydney Airport	5,840	33,630
Transurban Group	3,370	32,199

		84,148

		854,976

Health Care – 4.5%
Biotechnology – 0.7%
AbbVie, Inc.	500	33,115
Actelion Ltd. (REG)(a)	146	25,861
Amgen, Inc.	199	34,234

Company	Shares	U.S. $ Value
Biogen, Inc.(a)	68	$19,716

		112,926

Health Care Equipment & Supplies – 0.7%
Baxter International, Inc.	966	46,387
Coloplast A/S - Class B	418	32,757
CR Bard, Inc.	133	29,756
Terumo Corp.	500	21,447

		130,347

Health Care Providers & Services – 0.9%
Fresenius Medical Care AG & Co. KGaA	251	22,926
McKesson Corp.	195	37,939
Quest Diagnostics, Inc.	552	47,671
UnitedHealth Group, Inc.	401	57,423

		165,959

Pharmaceuticals – 2.2%
Astellas Pharma, Inc.	1,800	29,991
Bristol-Myers Squibb Co.	582	43,539
Daiichi Sankyo Co., Ltd.	1,100	26,231
GlaxoSmithKline PLC	2,157	48,172
Johnson & Johnson	775	97,053
Novartis AG (REG)	177	14,681
Novo Nordisk A/S - Class B	646	36,736
Pfizer, Inc.	1,730	63,820
Roche Holding AG	138	35,227

		395,450

		804,682

Energy – 2.9%
Energy Equipment & Services – 0.2%
Halliburton Co.	853	37,242

Oil, Gas & Consumable Fuels – 2.7%
BP PLC	8,117	45,923
Chevron Corp.	601	61,591
Devon Energy Corp.	681	26,069
Enbridge, Inc.	879	36,159
EOG Resources, Inc.	419	34,232
EQT Corp.	325	23,680
Exxon Mobil Corp.	997	88,683
Royal Dutch Shell PLC - Class A	1,677	43,300
Royal Dutch Shell PLC - Class B	1,672	44,473
Statoil ASA	1,433	22,781
TOTAL SA	417	20,055
TransCanada Corp.	804	37,280

		484,226

		521,468

Consumer Staples – 2.9%
Beverages – 0.4%
PepsiCo, Inc.	585	63,718

Food & Staples Retailing – 0.7%
Casino Guichard Perrachon SA	569	30,839
Koninklijke Ahold Delhaize NV	1,646	39,297

Company	Shares	U.S. $ Value
Wal-Mart Stores, Inc.	864	$63,046

		133,182

Food Products – 0.5%
Kerry Group PLC - Class A	172	14,717
Nestle SA (REG)	258	20,674
Tyson Foods, Inc. - Class A	731	53,802

		89,193

Household Products – 0.7%
Procter & Gamble Co. (The)	596	51,012
Reckitt Benckiser Group PLC	463	44,892
Svenska Cellulosa AB SCA - Class B	1,253	37,250

		133,154

Personal Products – 0.1%
Beiersdorf AG	179	16,817

Tobacco – 0.5%
Altria Group, Inc.	831	56,259
Japan Tobacco, Inc.	600	23,400

		79,659

		515,723

Utilities – 1.4%
Electric Utilities – 0.7%
CLP Holdings Ltd.	3,000	31,266
Duke Energy Corp.	289	24,735
Exelon Corp.	1,043	38,883
Terna Rete Elettrica Nazionale SpA	7,322	39,885

		134,769

Multi-Utilities – 0.5%
AGL Energy Ltd.	2,444	38,263
Consolidated Edison, Inc.	323	25,866
SCANA Corp.	328	24,580

		88,709

Water Utilities – 0.2%
American Water Works Co., Inc.	446	36,831

		260,309

Materials – 1.2%
Chemicals – 0.4%
Sherwin-Williams Co. (The)	165	49,456
Umicore SA	397	22,970

		72,426

Construction Materials – 0.1%
CRH PLC	587	17,912

Containers & Packaging – 0.2%
International Paper Co.	745	34,128

Metals & Mining – 0.5%
Franco-Nevada Corp.	483	37,241
Nucor Corp.	453	24,299

Company	Shares	U.S. $ Value
thyssenkrupp AG	1,174	$26,923

		88,463

		212,929

Telecommunication Services – 0.8%
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	1,427	61,775
Verizon Communications, Inc.	879	48,705

		110,480

Wireless Telecommunication Services – 0.2%
KDDI Corp.	1,400	42,962

		153,442

Total Common Stocks (cost $5,941,962)		6,349,533

SHORT-TERM INVESTMENTS – 54.4%
Investment Companies – 46.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24%(c) (d) (cost $8,333,211)	8,333,211	8,333,211

	Principal Amount (000)
U.S. TREASURY BILLS – 8.3%
U.S. Treasury Bill
Zero Coupon, 9/15/16(e)	$1,000	999,675
Zero Coupon, 10/27/16	500	499,630

Total U.S. Treasury Bills (cost $1,499,305)		1,499,305

Total Short-Term Investments (cost $9,832,516)		9,832,516

Total Investments – 89.6% (cost $15,774,478)(f)		16,182,049
Other assets less liabilities – 10.4%(g)		1,873,170

Net Assets – 100.0%		$18,055,219

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	10	September 2016	$1,131,363	$1,137,211	$5,848

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
10 Yr Mini Japan Government Bond Futures	5	September 2016	$746,933	$748,665	$1,732
Amsterdam Index Futures	1	August 2016	98,979	99,837	858
Brent Crude Oil Futures	1	August 2016	47,402	43,530	(3,872)
CAC 40 10 Euro Futures	8	August 2016	388,941	397,069	8,128
Cocoa Futures	3	September 2016	93,717	85,050	(8,667)
DAX Index Futures	2	September 2016	549,627	577,224	27,597
Euro BTP Futures	12	September 2016	1,934,873	1,943,443	8,570
FTSE 100 Index Futures	9	September 2016	714,489	795,241	80,752
FTSE/MIB Index Futures	1	September 2016	97,436	94,024	(3,412)
Gold 100 OZ Futures	4	December 2016	534,650	543,000	8,350
Hang Seng Index Futures	5	August 2016	705,072	701,627	(3,445)
IBEX 35 Index Futures	1	August 2016	94,726	95,824	1,098
Lean Hogs Futures	1	August 2016	30,183	27,590	(2,593)
LME Copper Futures	7	September 2016	842,097	861,219	19,122
LME Lead Futures	5	September 2016	223,299	227,281	3,982
LME Nickel Futures	5	September 2016	313,113	318,420	5,307
LME Primary Aluminum Futures	5	September 2016	203,246	205,031	1,785
LME Tin Futures	5	September 2016	422,313	446,375	24,062
LME Zinc Futures	5	September 2016	257,547	280,313	22,766
Low SU Gasoil Futures	7	August 2016	310,288	259,875	(50,413)
MSCI Singapore IX ETS Futures	38	August 2016	904,431	885,590	(18,841)
OMXS 30 Index Futures	62	August 2016	982,608	1,003,868	21,260
S&P 500 E Mini Futures	4	September 2016	420,533	433,640	13,107
Silver Futures	2	September 2016	180,205	203,470	23,265
Soybean Oil Futures	10	September 2016	185,190	182,880	(2,310)
Sugar 11 (World) Futures	13	September 2016	287,455	277,368	(10,087)
TOPIX Index Futures	3	September 2016	385,036	390,601	5,565
U.S. T-Note 10 Yr (CBT) Futures	16	September 2016	2,130,526	2,128,750	(1,776)
Sold Contracts
10 Yr Australian Bond Futures	25	September 2016	2,576,803	2,609,375	(32,572)
Coffee C Futures	3	September 2016	158,616	164,475	(5,859)
Corn Futures	16	September 2016	305,428	267,600	37,828
Cotton No.2 Futures	2	December 2016	74,069	74,040	29
Euro-Bund Futures	16	September 2016	2,985,510	3,001,787	(16,277)
FTSE 100 Index Futures	9	September 2016	738,850	795,241	(56,391)
Gasoline RBOB Futures	2	August 2016	118,746	110,830	7,916

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
KC HRW Wheat Futures	11	September 2016	$242,380	$225,363	$17,017
LME Copper Futures	5	September 2016	586,955	615,156	(28,201)
LME Lead Futures	5	September 2016	224,428	227,281	(2,853)
LME Nickel Futures	5	September 2016	259,922	318,420	(58,498)
LME PRI Aluminum Futures	11	September 2016	426,793	451,069	(24,276)
LME Tin Futures	1	September 2016	54,067	89,275	(35,208)
LME Zinc Futures	5	September 2016	279,328	280,312	(984)
Long Gilt Futures	11	September 2016	1,885,968	1,906,363	(20,395)
MINI MSCI EAFE Futures	28	September 2016	2,266,268	2,352,280	(86,012)
MSCI Singapore IX ETS Futures	30	August 2016	713,812	699,150	14,662
NY Harbor ULSD Futures	1	August 2016	57,630	54,915	2,715
Platinum Futures	5	October 2016	271,837	287,650	(15,813)
S&P 500 E Mini Futures	39	September 2016	4,112,883	4,227,990	(115,107)
S&P/TSX 60 Index Futures	9	September 2016	1,128,563	1,165,764	(37,201)
SPI 200 Futures	16	September 2016	1,572,683	1,677,666	(104,983)
TOPIX Index Futures	6	September 2016	783,454	781,203	2,251
Wheat (CBT) Futures	8	September 2016	179,614	163,100	16,514
WTI Crude Futures	8	August 2016	367,260	332,800	34,460

					$(329,500)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	338	ARS	4,955	8/22/16	$(12,484)
Barclays Bank PLC	GBP	790	USD	1,081	9/20/16	34,915
Barclays Bank PLC	KRW	1,267,976	USD	1,083	9/20/16	(56,555)
Barclays Bank PLC	PHP	42,531	USD	903	9/20/16	698
Barclays Bank PLC	TWD	143,528	USD	4,444	9/20/16	(78,790)
Barclays Bank PLC	USD	1,089	GBP	806	9/20/16	(21,201)
Barclays Bank PLC	USD	661	IDR	9,030,324	9/20/16	24,325
Barclays Bank PLC	USD	1,666	INR	113,436	9/20/16	21,409
Barclays Bank PLC	USD	223	PHP	10,347	9/20/16	(3,726)
BNP Paribas SA	PEN	620	USD	185	9/20/16	334
BNP Paribas SA	USD	341	ARS	5,329	9/28/16	1,918
Deutsche Bank AG	CLP	81,241	USD	119	9/20/16	(4,042)
Deutsche Bank AG	USD	50	COP	150,279	9/20/16	(1,508)
Goldman Sachs Bank USA	BRL	995	USD	307	8/02/16	322
Goldman Sachs Bank USA	USD	279	BRL	995	8/02/16	27,720
Goldman Sachs Bank USA	USD	904	BRL	3,026	9/02/16	19,367
Goldman Sachs Bank USA	CLP	962,563	USD	1,425	9/20/16	(38,465)
Goldman Sachs Bank USA	PEN	356	USD	105	9/20/16	(342)
Goldman Sachs Bank USA	USD	276	BRL	943	9/20/16	9,919
Goldman Sachs Bank USA	USD	2,180	INR	147,755	9/20/16	18,438
Morgan Stanley & Co., Inc.	GBP	391	USD	566	9/20/16	48,371
Morgan Stanley & Co., Inc.	USD	1,076	GBP	831	9/20/16	25,142
Standard Chartered Bank	CNY	7,591	USD	1,149	9/20/16	6,291

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	KRW	2,309,075	USD	1,989	9/20/16	$(85,733)
Standard Chartered Bank	USD	1,487	IDR	20,062,745	9/20/16	35,122
State Street Bank & Trust Co.	BRL	995	USD	306	8/02/16	(623)
State Street Bank & Trust Co.	BRL	1,547	USD	467	9/02/16	(5,365)
State Street Bank & Trust Co.	AUD	50	USD	38	9/20/16	87
State Street Bank & Trust Co.	AUD	2,124	USD	1,567	9/20/16	(44,929)
State Street Bank & Trust Co.	CAD	1,013	USD	791	9/20/16	14,539
State Street Bank & Trust Co.	CAD	26	USD	20	9/20/16	(196)
State Street Bank & Trust Co.	CHF	1,868	USD	1,943	9/20/16	10,637
State Street Bank & Trust Co.	CHF	385	USD	391	9/20/16	(6,535)
State Street Bank & Trust Co.	CLP	479,468	USD	692	9/20/16	(36,636)
State Street Bank & Trust Co.	CNY	9,865	USD	1,473	9/20/16	(11,573)
State Street Bank & Trust Co.	COP	1,765,466	USD	595	9/20/16	25,421
State Street Bank & Trust Co.	EUR	736	USD	835	9/20/16	10,429
State Street Bank & Trust Co.	EUR	346	USD	383	9/20/16	(3,989)
State Street Bank & Trust Co.	GBP	2,123	USD	3,021	9/20/16	208,963
State Street Bank & Trust Co.	GBP	59	USD	78	9/20/16	(587)
State Street Bank & Trust Co.	HKD	277	USD	36	9/20/16	4
State Street Bank & Trust Co.	IDR	3,752,040	USD	286	9/20/16	1,181
State Street Bank & Trust Co.	IDR	16,463,792	USD	1,240	9/20/16	(8,743)
State Street Bank & Trust Co.	INR	148,288	USD	2,168	9/20/16	(38,121)
State Street Bank & Trust Co.	JPY	214,935	USD	2,081	9/20/16	(29,552)
State Street Bank & Trust Co.	KRW	464,062	USD	405	9/20/16	(11,668)
State Street Bank & Trust Co.	MXN	9,246	USD	500	9/20/16	9,515
State Street Bank & Trust Co.	MXN	7,214	USD	379	9/20/16	(3,986)
State Street Bank & Trust Co.	MYR	2,244	USD	564	9/20/16	8,397
State Street Bank & Trust Co.	NOK	4,117	USD	493	9/20/16	5,248
State Street Bank & Trust Co.	NOK	2,013	USD	237	9/20/16	(1,619)
State Street Bank & Trust Co.	NZD	321	USD	234	9/20/16	2,195
State Street Bank & Trust Co.	NZD	2,585	USD	1,840	9/20/16	(22,635)
State Street Bank & Trust Co.	PEN	6,036	USD	1,816	9/20/16	24,210
State Street Bank & Trust Co.	PHP	88,317	USD	1,872	9/20/16	(2,223)
State Street Bank & Trust Co.	SEK	11,723	USD	1,418	9/20/16	44,979
State Street Bank & Trust Co.	SEK	1,427	USD	165	9/20/16	(1,913)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	SGD	445	USD	328	9/20/16	$(3,505)
State Street Bank & Trust Co.	THB	18,373	USD	526	9/20/16	(1,005)
State Street Bank & Trust Co.	USD	1,414	AUD	1,895	9/20/16	23,797
State Street Bank & Trust Co.	USD	110	CAD	144	9/20/16	830
State Street Bank & Trust Co.	USD	774	CAD	993	9/20/16	(13,207)
State Street Bank & Trust Co.	USD	355	CHF	346	9/20/16	3,312
State Street Bank & Trust Co.	USD	822	CHF	784	9/20/16	(11,030)
State Street Bank & Trust Co.	USD	1,811	CLP	1,210,701	9/20/16	29,965
State Street Bank & Trust Co.	USD	300	CLP	195,481	9/20/16	(2,619)
State Street Bank & Trust Co.	USD	454	CNY	3,056	9/20/16	5,719
State Street Bank & Trust Co.	USD	182	COP	563,687	9/20/16	82
State Street Bank & Trust Co.	USD	1,098	COP	3,310,995	9/20/16	(30,693)
State Street Bank & Trust Co.	USD	194	EUR	176	9/20/16	2,260
State Street Bank & Trust Co.	USD	1,337	EUR	1,176	9/20/16	(20,223)
State Street Bank & Trust Co.	USD	20	GBP	15	9/20/16	149
State Street Bank & Trust Co.	USD	1,623	GBP	1,145	9/20/16	(105,864)
State Street Bank & Trust Co.	USD	247	IDR	3,393,789	9/20/16	10,407
State Street Bank & Trust Co.	USD	418	INR	28,568	9/20/16	7,355
State Street Bank & Trust Co.	USD	1,578	JPY	168,793	9/20/16	79,303
State Street Bank & Trust Co.	USD	3,339	KRW	3,850,854	9/20/16	121,269
State Street Bank & Trust Co.	USD	345	MXN	6,556	9/20/16	2,586
State Street Bank & Trust Co.	USD	1,650	MXN	30,738	9/20/16	(19,174)
State Street Bank & Trust Co.	USD	520	MYR	2,116	9/20/16	4,349
State Street Bank & Trust Co.	USD	1,220	MYR	4,875	9/20/16	(12,648)
State Street Bank & Trust Co.	USD	620	NOK	5,101	9/20/16	(15,357)
State Street Bank & Trust Co.	USD	2,200	NZD	3,183	9/20/16	93,746
State Street Bank & Trust Co.	USD	1,211	PHP	57,313	9/20/16	4,796
State Street Bank & Trust Co.	USD	465	SEK	3,880	9/20/16	(10,436)
State Street Bank & Trust Co.	USD	160	SGD	215	9/20/16	781
State Street Bank & Trust Co.	USD	2,951	THB	103,991	9/20/16	31,687
State Street Bank & Trust Co.	USD	1,662	TWD	53,109	9/20/16	11,206

						$294,195

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	SEK	11,510	6/30/26	3 Month STIBOR	0.843%	$29,429
Morgan Stanley & Co., LLC/(CME Group)	NOK	7,960	6/30/26	6 Month NIBOR	1.373%	3,660
Morgan Stanley & Co., LLC/(CME Group)	NZD	240	7/15/26	3 Month BKBM	2.595%	2,554
Morgan Stanley & Co., LLC/(CME Group)	SEK	3,100	7/21/26	3 Month STIBOR	0.698%	2,258
Morgan Stanley & Co., LLC/(CME Group)	NOK	2,060	7/21/26	6 Month NIBOR	1.318%	(344)
Morgan Stanley & Co., LLC/(CME Group)	NZD	800	7/21/26	3 Month BKBM	2.510%	4,176
Morgan Stanley & Co., LLC/(CME Group)	CHF	590	7/21/26	6 Month LIBOR	-0.350%	(386)
Morgan Stanley & Co., LLC/(CME Group)	NOK	5,980	7/27/26	6 Month NIBOR	1.355%	1,515
Morgan Stanley & Co., LLC/(CME Group)	NZD	640	7/27/26	3 Month BKBM	2.480%	2,063

						$44,925

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
S&P 500 Index 10/21/16*	—%	$	0	**	$(17,674)	$-0-	$(17,674)
Citibank, NA
Russell 2000 Index 10/21/16*	—		0	**	(5,025)	-0-	(5,025)
Deutsche Bank AG
S&P/TSX 60 Index 10/21/16*	—	CAD	0	**	(2,076)	-0-	(2,076)
Goldman Sachs International
S&P/ASX 200 Index 10/20/16*	—	AUD	0	**	(224)	-0-	(224)
S&P/ASX 200 Index 10/20/16*	—		0	**	(863)	-0-	(863)
Sale Contracts
Bank of America, NA
Russell 2000 Index 8/19/16*	—	$	0	**	2,650	-0-	2,650
S&P 500 Index 8/19/16*	—		0	**	14,741	-0-	14,741

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Citibank, NA
Russell 2000 Index 8/19/16*	—%	$	0	**	$5,562	$-0-	$5,562
S&P 500 Index 8/19/16*	—		0	**	2,539	-0-	2,539
S&P 500 Index 8/19/16*	—		0	**	1,623	-0-	1,623
Deutsche Bank AG
S&P/TSX 60 Index 8/19/16*	—	CAD	0	**	3,221	-0-	3,221
Morgan Stanley & Co., Inc.
S&P/ASX 200 Index 8/18/16*	—	AUD	0	**	3,831	-0-	3,831

					$8,305	$-0-	$8,305

*	Termination date
**	Notional amount less than $500.
(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the market value of this security amounted to $18,319 or 0.1% of net assets.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	As of July 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $442,907 and gross unrealized depreciation of investments was $(35,336), resulting in net unrealized appreciation of $407,571.
(g)	An amount of U.S. $1,235,890 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2016.

Currency Abbreviations:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ASX – Australian Stock Exchange

BKBM – Bank Bill Benchmark (New Zealand)

BTP – Buoni del Tesoro Poliennali

CAC – Cotation Assistée en Continu (Continuous Assisted Quotation)

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

DAX – Deutscher Aktien Index (German Stock Index)

EAFE – Europe, Australia, and Far East

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

IBEX – International Business Exchange

KC HRW – Kansas City Hard Red Winter

LIBOR – London Interbank Offered Rates

LME – London Metal Exchange

MIB – Milano Italia Borsa

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OMXS – Stockholm Stock Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

AB Cap Fund, Inc.

All Market Alternative Return Portfolio

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$706,934	$521,894	$—	$1,228,828
Consumer Discretionary	547,594	364,319	—	911,913
Information Technology	760,057	125,206	—	885,263
Industrials	489,505	365,471	—	854,976
Health Care	510,653	294,029	—	804,682
Energy	344,936	176,532	—	521,468
Consumer Staples	287,837	227,886	—	515,723
Utilities	150,895	109,414	—	260,309
Materials	145,124	67,805	—	212,929
Telecommunication Services	110,480	42,962	—	153,442
Short-Term Investments:
Investment Companies	8,333,211	—	—	8,333,211
U.S. Treasury Bills	—	1,499,305	—	1,499,305

Total Investments in Securities	12,387,226	3,794,823	—	16,182,049

Other Financial Instruments(a):
Assets:
Futures	254,375	162,171	—	416,546
Forward Currency Exchange Contracts	—	1,073,696	—	1,073,696
Centrally Cleared Interest Rate Swaps	—	45,655	—	45,655
Variance Swaps	—	34,167	—	34,167
Liabilities:
Futures	(558,974)	(187,072)	—	(746,046)
Forward Currency Exchange Contracts	—	(779,501)	—	(779,501)
Centrally Cleared Interest Rate Swaps	—	(730)	—	(730)
Variance Swaps	—	(25,862)	—	(25,862)

Total(b)	$12,082,627	$4,117,347	$—	$16,199,974

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the nine months ended July 31, 2016 is as follows:

Market Value 10/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/16 (000)	Dividend Income (000)
$9,261	$32,448	$33,376	$8,333	$16

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2016